Other Current Assets (Schedule of Other Current Assets) (Details) - CAD ($) $ in Millions	Feb. 28, 2019	Aug. 31, 2018	Aug. 31, 2017
Other Current Assets [Abstract]
Prepaid expenses	$ 122	$ 104
Costs incurred to obtain or fulfil contract with a customer	53	48
Wireless handset receivables	157	121
Other current assets	$ 332	$ 273	$ 179